Financial Instruments - Long-Term Debt - Footnotes (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Debt Instrument [Line Items]
Weighted average interest rate		3.50%	3.50%
Euro Long-term Debt [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate		0.23%	0.23%
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Amount of debt exchanged	£ 833,000,000	$ 1,100,000,000
Interest rate, percentage		6.50%	6.50%
Senior Unsecured U.K. Pound Debt, 2.735%, Due 2043 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.735%	2.735%
Debt instrument, face amount		$ 1,800,000,000	£ 1,375,882,000